Prepaid Expenses and Other Current Assets	3 Months Ended
May 04, 2013
Prepaid Expenses and Other Current Assets

NOTE 4—PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following (in thousands):

	May 4, 2013	February 2, 2013
Prepaid catalog	$83,202	$43,828
Vendor deposits	22,256	20,383
Prepaid expense	14,139	11,479
Other current assets	1,738	1,339

Total prepaid expense and other current assets	$121,335	$77,029